Contract Assets (Liabilities) - Schedule of Contract Assets (Details)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Schedule of Contract Assets [Abstract]
Revenue recognized to date	$ 29,523,955	$ 22,959,760	$ 21,715,095
Less: Progress billings to date	25,147,005	19,555,958	16,763,104
Contract assets	4,376,950	3,403,802	4,951,991
Contract assets – current	4,287,038	3,333,881	4,618,205
Contract assets – non-current	$ 89,912	$ 69,921	$ 333,786